Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating and formation costs	$ 1,549,416	$ 292,360
Loss from operations	(1,549,416)	(292,360)
Other income:
Interest earned on marketable securities held in Trust Account	1,838,129	11,135
Change in fair value of warrant liabilities	(1,488,500)	2,866,252
Total other income, net	349,629	2,877,387
(Loss) Income before provision for income taxes	(1,199,787)	2,585,027
Provision for income taxes	(452,561)
Net (loss) income	$ (1,652,348)	$ 2,585,027
Class A Common Stock
Other income:
Basic weighted average shares outstanding (in Shares)	17,250,000	17,250,000
Basic net (loss) income per share (in Dollars per share)	$ (0.08)	$ 0.12
Class B Common Stock
Other income:
Basic weighted average shares outstanding (in Shares)	4,312,500	4,312,500
Basic net (loss) income per share (in Dollars per share)	$ (0.08)	$ 0.12